Share-based payment - Main characteristics of the Plans (Details) R$ in Thousands									12 Months Ended
	Jan. 16, 2024 R$ / shares	Jan. 16, 2024 $ / shares	Nov. 01, 2023 shares	Jun. 01, 2023 shares	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 05, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2022	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 R$ / shares	Dec. 31, 2020 R$ / shares	Dec. 31, 2018 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted			15,000	2,140,500					50,000,000	643,500,000		2,903,500,000		793,800,000
Average Strike Price									R$ 15,500		R$ 15,500			R$ 24,360
Strike price | (per share)	R$ 21.74	$ 4.40
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted														108,000,000
Plan 2 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted									0				643,500
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares								1,764,000,000
Vesting									5 years
Average Strike Price								R$ 1,560
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares							5,452,464,000
Vesting									5 years
Average Strike Price							R$ 1,800
Strike price																R$ 1,800
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted						3,182,250,000								685,800,000
Vesting									5 years
Average Strike Price						R$ 21,500
Strike price															R$ 21,500
Plan 4 (tranche 3)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares					3,250,000,000				50,000,000	2,903,500,000
Vesting									5 years
Average Strike Price					R$ 15,500
Strike price											15,500
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares									0	489,286,000
Average Strike Price									R$ 0		R$ 9.30
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares									489,386,000
Vesting									3 years
Strike price									R$ 5.31